Accounts Receivable - Disclosure of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of accounts receivables [abstract]
Credit cards	$ 48,361	$ 35,882
Cargo and other travel agencies	12,998	10,052
Airlines and clearing house	19,689	6,156
Government	6,060	5,466
Trade receivables from related parties	1,832	1,429
Other	11,075	13,187
Total accounts receivable	100,015	72,172
Allowance for expected credit losses	(7,565)	(6,483)
Trade and other receivables	92,450	65,689
Trade and other receivables current and non - current
Current	92,450	64,635
Non - current	0	1,054
Trade and other receivables	$ 92,450	$ 65,689